Stockholders' Equity	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
STOCKHOLDERS' EQUITY
5.	Stockholders’ Equity
The consolidated statement of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Merger and reverse capitalization as discussed in Note 3, Merger.
Redeemable Series A Convertible Preferred Stock
In connection with the Merger, all previously issued and outstanding Redeemable Series A Convertible Preferred Stock were exchanged for the Company’s Class A common stock pursuant to the Exchange Ratio established in the Merger Agreement.
Common Stock
As discussed in Note 3, Merger, the Company has retroactively adjusted the shares issued and outstanding prior to October 27, 2020 to give effect to the Exchange Ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted. As of March 31, 2021, there are 216,650,055 shares of Class A Common Stock and 1,000,000 shares of Class B Common Stock outstanding.
As of March 31, 2021, the Founder owns 100% of the outstanding Class B common stock.
Class A Common Stock Issuance and Cancelation
On March 26, 2021, the Company issued 368,408 fully paid shares of Class A Common Stock to a current common stockholder related to the final settlement of acquired in-process
research and development pursuant to a prior asset acquisition agreement and concurrently acquired and retired without consideration the same number of shares of Class A Common Stock held by the Founder. The aggregate fair value for shares issued to current common stockholder is $3.8 million or $10.28 per share and classified as research and development on the Condensed Statements of Operations and Comprehensive Loss , which represents payment of the contingent consideration for acquired in-process
research development. The price per share of $10.28 is based on the Company’s closing stock price on March 26, 2021.
Common Stock Restriction Agreement
As a result of the Merger, the shares subject to the “Stock Restriction Agreement” between the Company and the Founder was adjusted based on the Exchange Ratio. The number of shares, as adjusted, subject to repurchase per the terms of the Stock Restriction Agreement is reduced each month by 1,101,240 Class A common shares and no common shares will be subject to repurchase by June 2022. As of March 31, 2021, there are 15,153,602 shares of Class A Common Stock subject to the repurchase option.
Voting
Holders of Class A and Class B common stock are entitled to one vote per share on all matters, except that the holders of Class A common stock do not participate in the election of the directors who are elected exclusively by the holders of Class B common stock. Holders of Class A and Class B common stock vote together as a single class on all matters, except that (i) the holders of Class B common stock have the right, voting as a separate class, to elect and remove without cause three directors plus at least 50% of any directors in excess of seven, and (ii) the approval of the holders of a majority of Class B common stock, voting as a separate class, is required for approval by the stockholders of any acquisition (whether by merger, sale of shares or sale of assets) or liquidation. There are no cumulative voting rights.

Conversion
Each share of Class B common stock will automatically convert into one share of Class A common stock upon transfer to a non-authorized
holder. In addition, the Class B common stock is subject to a “sunset” provision under which all outstanding shares of Class B common stock will automatically convert into an equal number of shares of Class A common stock if ownership of shares of Class A and Class B common stock held by our President and Chief executive Officer, David Hung, M.D., falls below an aggregate of 43,188,000 shares or if Dr. Hung dies, becomes disabled or ceases to be our Chief Executive Officer, unless he is terminated from such position by us without cause.

10.	Common Stock
Share Recapitalization
On November 20, 2020, the Company amended its certificate of incorporation authorizing the issuance of three classes of stock designated as “Class A Common Stock”, “Class B Common Stock” and “Series A Preferred Stock”, respectively.
As a result of the amended certificate of incorporation, each share of common stock issued and outstanding prior to the amendment was automatically reclassified and became one issued and fully paid share of Class A Common Stock. Immediately following the reclassification, the Company’s founder (“Founder”) exchanged 281,130,898 shares of the newly classified Class A Common Stock and 12,963,780 shares of Series A Preferred Stock owned into 294,094,678 shares of newly issued Class B Common Stock. The terms of the Stock Restriction Agreement, as discussed below, continues to apply to an equal number of shares Class B Common Stock.
The holder of the Class B Common Stock had the option to convert each share into one fully paid share of Class A Common Stock at any time. Upon the earlier of the date (i) the Founder of the Company owns in aggregate fewer than 220,571,000 shares of Common Stock, (ii) the Founder no longer serves as the Company’s Chief Executive Office or (iii) the Founder’s death or disability, each share of Common B Common Stock shall automatically convert to one fully paid share of Class A Common Stock and the Company shall not issue any additional shares of Class B Common Stock. Each share of Class B Common Stock shall automatically convert into one paid share of Class A Common Stock upon any sale or disposition of a share of Class B Common Stock.
In the event of liquidation, holders of the Class A and Class B Common Stock are entitled to share ratably in all the Company assets, after liquidation preferences of the preferred stock are satisfied.
As of December 31, 2020, two shareholders owned approximately 95% of the outstanding Class A common stock and the Founder owns 100% of the outstanding Class B common stock.
Voting
Holders of Class A Common Stock are entitled to one vote for each share held and holders of Class B Common Stock are entitled to ten votes for each share held at all meetings of stockholders. There shall be no cumulative voting.
Stock Restriction Agreement
The Company and the Founder entered into a “Stock Restriction Agreement” in June 2019. The Stock Restriction Agreement provides that in the event the Founder’s relationship with the Company terminates for any reason and is no longer providing services to the Company, then the Company has the option for a period of 120 days after termination to repurchase a certain number of the common stockholder’s Class B common shares at the lower of the original price paid by the common stock holder or the fair market value of the stock as of the date of repurchase. The number of shares subject to repurchase is reduced each month by 5,154,066 common shares per month and no common shares will be subject to repurchase by June 2022. The repurchase option will lapse upon any of the following (i) a change in control of the Company, (ii) holder’s employment is terminated as result of holder’s death or disability, (iii) holder’s employment is involuntarily terminated without cause, or (iv) holder terminates employment for specified good reasons. As of December 31, 2020, there are 92,773,196 shares of Class B Common Stock subject to the repurchase option.
Issuance of Shares for Acquired
In-Process
Research & Development
The Company issued 13,963,780 shares of common stock with an aggregate fair value of $4.7 million or $0.34 per share during the year ended December 31, 2019, which represents a portion of the total consideration paid for acquired in-process
research development. The fair value of the common stock issued was determined using the Black-Sholes option pricing model to calculate the total value of the Company based on the Series A Preferred Stock transaction and then applied the back-solve method to arrive at the allocated value to the common stock. The resultant common stock value was discounted 40% for lack of marketability. The inputs in the Black-Scholes option-pricing model to determine the fair value is as follows:

Risk-free interest rate	1.52%
Expected volatility	85%
Probability weighted time to exit in years	4

Panacea Acquisition Corp
Stockholders' Equity (Details) [Line Items]
STOCKHOLDERS' EQUITY
NOTE 8. STOCKHOLDERS’ EQUITY
Preferred Stock
— On June 30, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
— The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020, there was 3,432,888 shares of Class A common stock issued and outstanding, excluding 11,429,612 shares of Class A common stock subject to possible redemption.
Class
 B Common Stock
— The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020, there were 3,593,750 shares of Class B common stock issued and outstanding.
Prior to the Company’s initial business combination, holders of the Class B common stock will have the right to elect all of the Company’s directors and remove members of the Company’s board of directors for any reason. On any other matter submitted to a vote of our stockholders, holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by applicable law or stock exchange rule.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a business combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a business combination, other than the forward purchase securities described in the prospectus, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A common stock underlying the Private Placement Units) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a business combination (net of the number of shares of Class A common stock redeemed in connection with a business combination), excluding forward purchase securities and any shares or equity-linked securities issued, or to be issued, to any seller in a business combination.